Trade and other receivables - Components (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables
Trade receivables	$ 632	$ 516
Other receivables and prepayments	237	218
Total trade and other current receivables	$ 869	$ 734